Financial Instruments Risk Management - Schedule of Effect on Earnings Before Tax of Exchange Rate (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Disclosure Of Financial Instruments [Line Items]
Equity	$ 4,153,400					$ 2,303,431	[1]	$ 2,201,728
Net (loss) earnings	(108,906)					259,285	[2]
Foreign Exchange Risk | Strengthening Of L I B O R
Disclosure Of Financial Instruments [Line Items]
Earnings impact - gain (loss)	10	$ (43)	€ (6,765)	£ 555	$ (421)
Equity impact - gain (loss)	10	7,445	95,251	3,831	(355)
Foreign Exchange Risk | Strengthening Of L I B O R | USD:EUR exchange rate
Disclosure Of Financial Instruments [Line Items]
Equity	266,280
Foreign Exchange Risk | Strengthening Of L I B O R | EUR:GBP exchange rate
Disclosure Of Financial Instruments [Line Items]
Equity	146,614
Foreign Exchange Risk | Weakening Of L I B O R
Disclosure Of Financial Instruments [Line Items]
Earnings impact - gain (loss)	10	43	6,765	(555)	421
Equity impact - gain (loss)	10	$ (7,445)	€ (95,251)	£ (3,831)	$ 355
Foreign Exchange Risk | Weakening Of L I B O R | USD:EUR exchange rate
Disclosure Of Financial Instruments [Line Items]
Equity	(242,072)
Foreign Exchange Risk | Weakening Of L I B O R | EUR:GBP exchange rate
Disclosure Of Financial Instruments [Line Items]
Equity	(133,285)
Interest Rate Risk | Strengthening Of L I B O R
Disclosure Of Financial Instruments [Line Items]
Equity	6,097
Interest Rate Risk | Strengthening Of L I B O R | USD:EUR exchange rate
Disclosure Of Financial Instruments [Line Items]
Net (loss) earnings	(7,886)
Interest Rate Risk | Weakening Of L I B O R
Disclosure Of Financial Instruments [Line Items]
Equity	(6,690)
Interest Rate Risk | Weakening Of L I B O R | USD:EUR exchange rate
Disclosure Of Financial Instruments [Line Items]
Net (loss) earnings	7,249
Interest Rate Risk | Weakening of EURIBOR
Disclosure Of Financial Instruments [Line Items]
Equity						(50,227)
Interest Rate Risk | Strengthening of EURIBOR
Disclosure Of Financial Instruments [Line Items]
Equity						$ 47,596
Net (loss) earnings	(4,734)
Interest Rate Risk | Weakening of GBP LIBOR
Disclosure Of Financial Instruments [Line Items]
Equity	(60,259)
Interest Rate Risk | Strengthening of GBP LIBOR
Disclosure Of Financial Instruments [Line Items]
Equity	$ 57,436

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.
[2]	Certain amounts were reclassified in the comparative period. See note 2.